Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Schedule Assets and Liabilities Measured at Fair Value

The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

	As of December 31, 2023
	Level 1	Level 2	Level 3	Balance at Fair value
	(in US$ thousands)
Short-term financial products issued by banks	—	84,853	—	84,853
Short-term investments — equity investment in a publicly traded security	7,983	—	—	7,983
Long-term financial products issued by banks	—	20,000	—	20,000

	As of December 31, 2022
	Level 1	Level 2	Level 3	Balance at Fair value
	(in US$ thousands)
Short-term financial products issued by banks	—	33,359	—	33,359
Short-term investments — equity investment in a publicly traded security	14,143	—	—	14,143
Long-term financial products issued by banks	—	39,000	—	39,000
Long-term investments - debt security	—	—	4,309	4,309

Schedule of Useful lives of Property and Equipment

Property and equipment, net consisted of the following:

	As of December 31,
	2022	2023
	(in US$ thousands)
Cost:
Network equipment	$27,369	$27,298
Leasehold improvements	3,784	4,408
Electronic equipment	3,706	3,026
Furniture, computers and office equipment	1,057	1,041
Self-developed software	830	863
Total cost	36,746	36,636
Less: accumulated depreciation	(25,125)	(31,366)
Capitalized internal-use software development costs	91	42
Construction in progress	1,234	17,396
Property and equipment, net	$12,946	$22,708

Schedule of Disaggregation of Revenue

The following table presents the Group’s revenues disaggregated by primary geographical markets:

	Year Ended December 31,
	2021	2022	2023
		(in US$ thousands)
Primary geographical markets based on customers’ location
PRC	$117,944	$91,671	$79,193
United States	17,281	22,736	22,849
Others	32,757	46,263	39,496
Total revenues	$167,982	$160,670	$141,538

Available for sale debt securities [Member]
Schedule Of Fair Value, Assets Measured On Recurring Basis, Unobservable Input Reconciliation

The following table provides information about the reconciliation of the Level 3 fair value measurement of available-for-sale debt securities for the periods indicated:

in US$ thousands
Fair value of Level 3 investments as at December 31, 2021	$5,196
New addition	—
Interest income and change in fair value of the investments	(887)
Fair value of Level 3 investments as at December 31, 2022	$4,309
Interest income and change in fair value of the investments	1,491
Impairment (Note 10)	(1,230)
Derecognition (Note 10)	(4,570)
Fair value of Level 3 investments as at December 31, 2023	$—

Nonrecurring Fair Value Measurements

The Company’s non-financial asset which is measured at fair value on a nonrecurring basis includes goodwill.

The Company’s goodwill are fair valued using discounted cash flows. Goodwill impairment testing requires significant use of judgment and assumptions including the identification of reporting units, the assignment of assets and liabilities to reporting units, and the estimation of revenue growth, gross margin, operating expenses, terminal growth rate and discount rates. Accordingly, these fair value measurements fall in Level 3 of the fair value hierarchy.

At December 31, 2022 and 2023, goodwill of certain reporting units are recorded at fair value based upon the Company’s impairment testing. The most significant unobservable inputs (Level 3) used to estimate the fair values of the Company’s goodwill are discount rates, which range from 20.0% to 23.0%.

Property and equipment of estimated useful lives [Member]
Schedule of Useful lives of Property and Equipment

The estimated useful lives of property and equipment are as follows:

Estimated Useful Lives
Electronic equipment	3 – 5 years
Furniture, computers and office equipment	3 years
Network equipment	3 years
Leasehold improvements	Shorter of the lease term or the estimated useful life
Self-developed software	3 – 5 years